Summary of Significant Accounting Policies (Details) - Schedule of group’s allowance for expected credit losses of accounts receivables - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of group’s allowance for expected credit losses of accounts receivables [Abstract]
Balance at the beginning of the year	¥ 20,495	¥ 21,241	¥ 20,198
Cumulative-effect adjustment upon adoption of ASU 2016-13	7,436
Current period provision for expected credit losses	4,831	6,533	6,791
Write-offs	(3,762)	(7,279)	(5,748)
Balance at the end of the year	¥ 29,000	¥ 20,495	¥ 21,241